ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Sep. 03, 2025	Jul. 31, 2025	Jul. 01, 2025	Apr. 29, 2025	Dec. 31, 2024	Dec. 23, 2024	Sep. 12, 2024	Jan. 12, 2024
Fair value of assets and liabilities acquired
Property, plant and equipment				$ 1,100
Assets classified as held for sale	$ 2,346					$ 1,958
U.S. bulk fiber network
Consideration transferred
Cash		$ 808
Total consideration		808
Fair value of assets and liabilities acquired
Cash and cash equivalents		320
Accounts receivable and other		304
Property, plant and equipment		2,730
Intangible assets		1,542
Goodwill		2,633
Accounts payable and other liabilities		(432)
Lease liabilities		(35)
Non-recourse borrowings		(2,967)
Deferred income tax liabilities		(148)
Net assets acquired before non-controlling interest		3,947
Non-controlling interest		(3,139)
Net assets acquired		$ 808
U.S. refined products pipeline system
Consideration transferred
Cash			$ 920
Total consideration			920
Fair value of assets and liabilities acquired
Cash and cash equivalents			110
Accounts receivable and other			446
Property, plant and equipment			8,898
Goodwill			1,979
Accounts payable and other liabilities			(522)
Lease liabilities			(21)
Non-recourse borrowings			(2,686)
Deferred income tax liabilities			(1,979)
Net assets acquired before non-controlling interest			6,225
Non-controlling interest			(5,305)
Net assets acquired			$ 920
Brazilian electricity transmission operation
Consideration transferred
Cash					$ 45		$ 22
Pre-existing interest in the business					134		33
Total consideration					179		55
Fair value of assets and liabilities acquired
Cash and cash equivalents					67		11
Accounts receivable and other					40		22
Intangible assets					1,330		619
Goodwill					54
Accounts payable and other liabilities					(144)		(52)
Non-recourse borrowings					(563)		(359)
Deferred income tax liabilities					(201)		(63)
Net assets acquired before non-controlling interest					583		178
Non-controlling interest					(404)		(123)
Net assets acquired					$ 179		$ 55
Individually insignificant business combinations
Consideration transferred
Cash	173
Contingent consideration	17
Total consideration	190
Fair value of assets and liabilities acquired
Cash and cash equivalents	18
Accounts receivable and other	75
Property, plant and equipment	226
Intangible assets	69
Goodwill	110
Accounts payable and other liabilities	(47)
Lease liabilities	(65)
Non-recourse borrowings	(77)
Deferred income tax liabilities	(28)
Net assets acquired before non-controlling interest	281
Non-controlling interest	(91)
Net assets acquired	$ 190
Indian telecom tower operation
Consideration transferred
Cash								$ 2,041
Total consideration								2,041
Fair value of assets and liabilities acquired
Cash and cash equivalents								368
Accounts receivable and other								415
Property, plant and equipment								1,785
Intangible assets								582
Goodwill								294
Accounts payable and other liabilities								(344)
Lease liabilities								(778)
Non-recourse borrowings								(119)
Deferred income tax liabilities								(162)
Net assets acquired								$ 2,041
Cyxtera Core Data Center Portfolio
Consideration transferred
Cash									$ 803
Total consideration									803
Fair value of assets and liabilities acquired
Cash and cash equivalents									14
Accounts receivable and other									140
Property, plant and equipment									2,334
Intangible assets									379
Assets classified as held for sale									270
Accounts payable and other liabilities									(248)
Lease liabilities									(1,233)
Liabilities held for sale									(70)
Deferred income tax liabilities									(229)
Net assets acquired									$ 1,357